Prepayments and Other Assets (Tables)	6 Months Ended
Jun. 30, 2021
Prepaid Expense And Other Assets [Abstract]
Schedule of Prepayments and Other Current Assets

(In thousands)	December 31, 2020	June 30, 2021
Prepayments	5,119	4,447
Deposits	2,344	2,370
Export tax receivable	507	379
VAT recoverable	118	748
Others	1,505	1,673
Total of prepayments and other assets	9,593	9,617

Schedule of Prepayments and Other Assets
(In thousands)	December 31, 2020	June 30, 2021
Current	7,477	7,901
Non-current	2,116	1,716
Total of prepayments and other assets	9,593	9,617